Structured entities and derecognition of financial assets (Tables)	12 Months Ended
Oct. 31, 2018
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Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss

The impact of CVA is not considered in the table below.

$ millions, as at October 31, 2018	Single-seller and multi-seller conduits		Third-party structured vehicles – continuing	Structured vehicles run-off (1)	Other (2)
On-balance sheet assets at carrying value (3)
Securities	$9		$1,769	$3	$293
Loans	93		1,577	–	–
Investments in equity-accounted associates and joint ventures	–		1	–	5
Derivatives (4)	–		–	–	5
	$102		$3,347	$3	$303
October 31, 2017	$94		$3,025	$109	$528
On-balance sheet liabilities at carrying value (3)
Deposits	$–		$–	$–	$1,600
Derivatives (4)	–		–	131	–
	$–		$–	$131	$1,600
October 31, 2017	$–		$–	$148	$1,656
Maximum exposure to loss, net of hedges
Investments and loans	$102		$3,347	$3	$298
Notional of written derivatives, less fair value losses	–		–	26	–
Liquidity, credit facilities and commitments	7,136	(5)	1,656	13	114
Less: hedges of investments, loans and written derivatives exposure	–		–	(29)	(44)
	$7,238		$5,003	$13	$368
October 31, 2017	$5,835		$5,284	$119	$258

(1)	Includes CIBC structured CDO vehicles and third-party structured vehicles.
(2)

Includes pass-through investment structures, a commercial mortgage securitization trust, CIBC Capital Trust, and CIBC-managed investment funds and Community Reinvestment Act-related investment vehicles.

(3)	Excludes SEs established by CMHC, Fannie Mae, Freddie Mac, Ginnie Mae, FHLB, Federal Farm Credit Bank, and Student Loan Marketing Association.
(4)

Comprises written credit default swaps (CDS) and total return swaps (TRS) under which we assume exposures. Excludes foreign exchange derivatives, interest rate derivatives and other derivatives provided as part of normal course client facilitation.

(5)

Excludes an additional $1.7 billion (2017: $3.0 billion) relating to our backstop liquidity facilities provided to the multi-seller conduits as part of their commitment to fund purchases of additional assets and $9 million (2017: nil) relating to our direct investments in the multi-seller conduits which we consider investment exposure.

Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities

The following table provides the carrying amount and fair value of transferred financial assets that did not qualify for derecognition and the associated financial liabilities:

$ millions, as at October 31		2018		2017
	Carrying amount	Fair value	Carrying amount	Fair value
Residential mortgage securitizations (1)	$18,433	$18,286	$19,948	$19,857
Securities held by counterparties as collateral under repurchase agreements (2)	10,482	10,482	10,391	10,391
Securities lent for cash collateral (2)	15	15	72	72
Securities lent for securities collateral (2)	21,277	21,277	19,291	19,291
	$50,207	$50,060	$49,702	$49,611
Associated liabilities (3)	$50,448	$50,564	$50,261	$50,492

(1)

Consists mainly of Canadian residential mortgage loans transferred to Canada Housing Trust. Certain cash in transit balances related to the securitization process amounting to $705 million (2017: $809 million) have been applied to reduce these balances.

(2)

Does not include over-collateralization of assets pledged. Repurchase and securities lending arrangements are conducted with both CIBC-owned and third-party assets on a pooled basis. The carrying amounts represent an estimated allocation related to the transfer of our own financial assets.

(3)	Includes the obligation to return off-balance sheet securities collateral on securities lent.